Guarantor Non-Guarantor Subsidiary Financial Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Guarantor - Condensed Consolidating Statements of Operations [Abstract]
Condensed Consolidating Balance Sheet [Table Text Block]
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $14, respectively)	$165	$5	$—	$223	$—	$393
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	179	—	—	422	—	601
Intercompany accounts receivable	190	89	—	374	(653)	—
Intercompany loans receivable	216	—	—	278	(494)	—
Inventories:
Finished and in-process goods	105	—	—	152	—	257
Raw materials and supplies	38	—	—	65	—	103
Other current assets	27	—	—	45	—	72
Total current assets	920	94	—	1,566	(1,147)	1,433
Investment in unconsolidated entities	351	—	29	28	(363)	45
Deferred income taxes	—	—	—	13	—	13
Other long-term assets	31	59	2	42	—	134
Intercompany loans receivable	1,251	3,355	29	4,221	(8,856)	—
Property and equipment, net	491	—	—	556	—	1,047
Goodwill	52	—	—	60	—	112
Other intangible assets, net	47	—	—	35	—	82
Total assets	$3,143	$3,508	$60	$6,521	$(10,366)	$2,866
Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$165	$—	$—	$318	$—	$483
Intercompany accounts payable	130	—	—	523	(653)	—
Debt payable within one year	20	—	—	89	—	109
Intercompany loans payable within one year	173	—	—	321	(494)	—
Interest payable	10	72	—	1	—	83
Income taxes payable	4	—	—	8	—	12
Accrued payroll and incentive compensation	19	—	—	28	—	47
Other current liabilities	65	—	—	62	—	127
Total current liabilities	586	72	—	1,350	(1,147)	861
Long-term liabilities:
Long-term debt	309	3,326	—	30	—	3,665
Intercompany loans payable	3,388	—	7	5,461	(8,856)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	773	—	261	—	(1,034)	—
Long-term pension and post employment benefit obligations	50	—	—	184	—	234
Deferred income taxes	8	2	—	15	—	25
Other long-term liabilities	110	6	—	47	—	163
Total liabilities	5,224	3,406	268	7,087	(11,037)	4,948
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,081)	102	(208)	(565)	671	(2,081)
Noncontrolling interest	—	—	—	(1)	—	(1)
Total (deficit) equity	(2,081)	102	(208)	(566)	671	(2,082)
Total liabilities and (deficit) equity	$3,143	$3,508	$60	$6,521	$(10,366)	$2,866

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81
Total current assets	923	52	—	1,706	(1,282)	1,399
Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	23	—	360
Other long-term assets	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91
Total assets	$2,924	$2,367	$97	$6,409	$(8,460)	$3,337
Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Affiliated debt payable within one year	—	—	—	—	—	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129
Total current liabilities	535	55	1	1,421	(1,282)	730
Long-term liabilities:
Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	101	6	—	52	—	159
Advance from affiliates	—	—	—	—	—	—
Total liabilities	4,222	2,204	115	6,716	(8,622)	4,635
Total (deficit) equity	(1,298)	163	(18)	(307)	162	(1,298)
Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,409	$(8,460)	$3,337

Condensed Consolidating Statement of Operations [Table Text Block]
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,176	$—	$—	$2,919	$(205)	$4,890
Cost of sales	1,876	—	—	2,645	(205)	4,316
Gross profit	300	—	—	274	—	574
Selling, general and administrative expense	108	—	—	254	—	362
Asset impairments	53	—	—	128	—	181
Business realignment costs	12	—	—	9	—	21
Other operating expense (income), net	3	(4)	(1)	3	—	1
Operating income	124	4	1	(120)	—	9
Interest expense, net	34	262	—	7	—	303
Intercompany interest expense (income), net	163	(266)	(1)	104	—	—
Loss on extinguishment of debt	4	—	—	2	—	6
Other non-operating (income) expense, net	(30)	(15)	—	47	—	2
(Loss) income before income tax, (losses) earnings from unconsolidated entities	(47)	23	2	(280)	—	(302)
Income tax expense	345	1	—	3	—	349
(Loss) income before (losses) earnings from unconsolidated entities	(392)	22	2	(283)	—	(651)
(Losses) earnings from unconsolidated entities, net of taxes	(241)	—	(170)	4	424	17
Net (loss) income	(633)	22	(168)	(279)	424	(634)
Net loss attributable to noncontrolling interest	—	—	—	1	—	1
Net (loss) income attributable to Momentive Specialty Chemicals Inc.	$(633)	$22	$(168)	$(278)	$424	$(633)
Comprehensive (loss) income attributable to Momentive Specialty Chemicals Inc.	$(577)	$(121)	$(44)	$(128)	$293	$(577)
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	—	2,626	(266)	4,160
Gross profit	320	—	—	276	—	596
Selling, general and administrative expense	61	—	—	261	—	322
Asset impairments	—	—	—	23	—	23
Business realignment costs	9	—	—	26	—	35
Other operating expense (income), net	6	2	(1)	4	—	11
Operating income (loss)	244	(2)	1	(38)	—	205
Interest expense, net	59	176	—	28	—	263
Intercompany interest expense (income), net	132	(186)	(1)	55	—	—
Other non-operating (income) expense, net	(8)	(2)	—	9	—	(1)
Income (loss) before income tax, (losses) earnings from unconsolidated entities	61	10	2	(130)	—	(57)
Income tax benefit	(371)	—	—	(13)	—	(384)
Income (loss) before (losses) earnings from unconsolidated entities	432	10	2	(117)	—	327
(Losses) earnings from unconsolidated entities, net of taxes	(86)	—	(71)	3	173	19
Net income (loss)	$346	$10	$(69)	$(114)	$173	$346
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$252	$13	$(69)	$(207)	$263	$252

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473
Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	6	—	(15)
Operating income	294	—	1	72	—	367
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income), net	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3
Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	96	20	2	(16)	—	102
Income tax (benefit) expense	(8)	1	—	10	—	3
Income (loss) from continuing operations before earnings from unconsolidated entities	104	19	2	(26)	—	99
Earnings from unconsolidated entities, net of taxes	31	—	22	1	(38)	16
Net income (loss) from continuing operations	135	19	24	(25)	(38)	115
Net (loss) income from discontinued operations, net of tax	(18)	—	—	20	—	2
Net income (loss)	$117	$19	$24	$(5)	$(38)	$117
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$46	$20	$23	$(20)	$(23)	$46

Condensed Consolidating Statement of Cash Flows [Table Text Block]
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(95)	$5	$23	$251	$(104)	$80
Cash flows provided by (used in) investing activities
Capital expenditures	(75)	—	—	(69)	—	(144)
Capitalized interest	—	—	—	(1)	—	(1)
Purchase of debt securities, net	—	—	—	(3)	—	(3)
Change in restricted cash	—	—	—	4	—	4
Funds remitted to unconsolidated affiliates, net	—	—	—	(13)	—	(13)
Proceeds from sale of assets	—	—	—	7	—	7
Capital contribution to subsidiary	(31)	—	(20)	—	51	—
Return of capital from subsidiary	48	—	31	—	(79)	—
Return of capital from subsidiary from sales of accounts receivable	214	—	—	—	(214)	—
	156	—	11	(75)	(242)	(150)
Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—	—	—	15	—	15
Borrowings of long-term debt	—	1,109	—	26	—	1,135
Repayments of long-term debt	(545)	(120)	—	(393)	—	(1,058)
Net intercompany loan borrowings (repayments)	389	(882)	(2)	495	—	—
Capital contribution from parent	—	—	20	31	(51)	—
Long-term debt and credit facility financing fees	(16)	(24)	—	—	—	(40)
Common stock dividends paid	—	(83)	(21)	—	104	—
Return of capital to parent	—	—	(31)	(48)	79	—
Return of capital to parent from sales of accounts receivable	—	—	—	(214)	214	—
	(172)	—	(34)	(88)	346	52
Effect of exchange rates on cash and cash equivalents	—	—	—	(4)	—	(4)
(Decrease) increase in cash and cash equivalents	(111)	5	—	84	—	(22)
Cash and cash equivalents (unrestricted) at beginning of year	276	—	—	125	—	401
Cash and cash equivalents (unrestricted) at end of year	$165	$5	$—	$209	$—	$379

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$88	$(59)	$16	$160	$(28)	$177
Cash flows provided by (used in) investing activities
Capital expenditures	(57)	—	—	(76)	—	(133)
Proceeds from sale of debt securities, net	—	—	—	2	—	2
Change in restricted cash	—	—	—	(15)	—	(15)
Funds remitted to unconsolidated affiliates, net	—	—	—	(3)	—	(3)
Proceeds from sale of assets	9	—	—	2	—	11
Capital contribution to subsidiary	(30)	—	(19)	—	49	—
Return of capital from subsidiary from sales of accounts receivable	87	—	—	—	(87)	—
	9	—	(19)	(90)	(38)	(138)
Cash flows (used in) provided by financing activities
Net short-term debt repayments	—	—	—	(7)	—	(7)
Borrowings of long-term debt	—	450	—	3	—	453
Repayments of long-term debt	(278)	—	—	(209)	—	(487)
Repayment of affiliated debt	(2)	—	—	—	—	(2)
Repayment of advance from affiliate	(7)	—	—	—	—	(7)
Net intercompany loan borrowings (repayments)	251	(364)	(3)	116	—	—
Capital contribution from parent	16	—	19	30	(49)	16
Long-term debt and credit facility financing fees	(2)	(12)	—	—	—	(14)
Common stock dividends paid	(11)	(15)	(13)	—	28	(11)
Return of capital to parent from sales of accounts receivable	—	—	—	(87)	87	—
	(33)	59	3	(154)	66	(59)
Effect of exchange rates on cash and cash equivalents	—	—	—	5	—	5
Increase (decrease) in cash and cash equivalents	64	—	—	(79)	—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212	—	—	204	—	416
Cash and cash equivalents (unrestricted) at end of year	$276	$—	$—	$125	$—	$401

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(41)	$8	$31	$198	$(25)	$171
Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)	—	(139)
Capitalized interest	(1)	—	—	—	—	(1)
Purchases of debt securities, net	—	—	—	(2)	—	(2)
Change in restricted cash	—	—	—	3	—	3
Funds remitted to unconsolidated affiliates, net	—	—	—	(4)	—	(4)
Proceeds from sale of business, net of cash transferred	49	—	—	124	—	173
Proceeds from sale of assets	2	—	—	1	—	3
Capital contribution to subsidiary	(11)	—	(19)	—	30	—
Return of capital from subsidiary	47	—	—	—	(47)	—
Return of capital from subsidiary from sales of accounts receivable	69	—	—	—	(69)	—
	81	—	(19)	57	(86)	33
Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21	—	14
Borrowings of long-term debt	164	—	—	332	—	496
Repayments of long-term debt	(182)	—	—	(356)	—	(538)
Repayment of advance from affiliate	(80)	—	—	(20)	—	(100)
Net intercompany loan borrowings (repayments)	51	4	—	(55)	—	—
Capital contribution from parent	189	—	—	30	(30)	189
Long-term debt and credit facility financing fees	(2)	—	—	—	—	(2)
Common stock dividends paid	(2)	(12)	(12)	(1)	25	(2)
Return of capital to parent	—	—	—	(47)	47	—
Return of capital to parent from sales of accounts receivable	—	—	—	(69)	69	—
	131	(8)	(12)	(165)	111	57
Effect of exchange rates on cash and cash equivalents	—	—	—	(5)	—	(5)
Increase in cash and cash equivalents	171	—	—	85	—	256
Cash and cash equivalents (unrestricted) at beginning of year	41	—	—	119	—	160
Cash and cash equivalents (unrestricted) at end of year	$212	$—	$—	$204	$—	$416